Schedule of other income and gains (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Other Income And Gains
Interest income	$ 15,301	$ 120,110	$ 505,639
Rental income	64,244	504,307	141,425
Sponsorship income	8,240	64,688	324,988
Government grant	7,485	58,754	14,336
Sundry income	86,754	681,009	483,904
Other income and gains	$ 182,024	$ 1,428,868	$ 1,470,292